Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 20,773	$ 2,970	¥ 23,536
Deferred tax assets, net	20,773	2,970	23,536
Deferred tax liabilities	¥ 0	$ 0	¥ 0